Income Taxes - components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current taxes	$ (1,350)	$ (215)	$ (95)
Deferred taxes	7,557	(2,074)	(4,798)
Resource property revenue taxes	(5,658)	(7,887)	(6,074)
Provision for income taxes	$ 549	$ (10,176)	$ (10,967)